OPPENHEIMER CAPITAL INCOME FUND
                  Supplement dated December 18, 2000 to the
                      Prospectus dated December 18, 2000



      Class N shares of Oppenheimer Capital Income Fund are not currently being offered for sale.









December 18, 2000                                             PS0300.017

                       OPPENHEIMER CAPITAL INCOME FUND
                  Supplement dated December 18, 2000 to the
         Statement of Additional Information dated December 18, 2000



      Class N shares of Oppenheimer Capital Income Fund are not currently being offered for sale.









December 18, 2000                                             PX0300.008

Deborah Kaback
Vice President &
Senior Counsel





January 3, 2001

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
                             Alexandria, VA 22312

      Re:   Oppenheimer Capital Income Fund
            Reg. No. 2-33043; File No. 811-1512

To the Securities and Exchange Commission:

      An electronic ("EDGAR") filing is hereby made on behalf of Oppenheimer Capital Income Fund (the "Registrant") pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated December 18, 2000 to each of the Prospectus and Statement of Additional Information dated December 18, 2000.

      Any questions regarding this submission are to be directed to the attention of the undersigned.

                                    Sincerely,



                                    Deborah Kaback
                                    Vice President &
                                    Senior Counsel
                                    (212) 323-0800

Attachments

cc:  Deloitte & Touche LLP
     Myer, Swanson, Adams & Wolf, P.C.
     Gloria LaFond